Other Assets - Additional Information (Detail) (EUR €) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid income taxes on intercompany profit, not realized	€ 58.2	€ 45.4